Quarterly Report
May 31, 2019
MFS®  Research
International Fund

Portfolio of Investments
5/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Airlines – 0.9%
Aena S.A.	170,001	$31,265,324
Malaysia Airports Holdings Berhad	10,481,100	18,358,495
Ryanair Holdings PLC, ADR (a)	331,269	21,605,364
		$71,229,183
Alcoholic Beverages – 0.4%
Ambev S.A., ADR	7,276,177	$32,524,511
Apparel Manufacturers – 4.0%
Adidas AG	354,167	$101,367,487
Compagnie Financiere Richemont S.A.	932,851	68,490,607
LVMH Moet Hennessy Louis Vuitton SE	427,730	162,061,637
		$331,919,731
Automotive – 1.9%
Koito Manufacturing Co. Ltd.	1,475,400	$68,019,458
USS Co. Ltd.	4,680,100	88,483,133
		$156,502,591
Brokerage & Asset Managers – 2.6%
Euronext N.V.	1,162,494	$82,725,921
Hong Kong Exchanges & Clearing Ltd.	2,108,300	66,866,417
TMX Group Ltd.	950,316	63,398,930
		$212,991,268
Business Services – 2.1%
Cerved Information Solutions S.p.A.	2,018,001	$17,764,748
Cognizant Technology Solutions Corp., “A”	1,281,084	79,337,532
Nomura Research Institute Ltd.	1,526,700	74,226,553
		$171,328,833
Computer Software – 1.1%
Cadence Design Systems, Inc. (a)	486,771	$30,944,032
Check Point Software Technologies Ltd. (a)	553,102	60,996,089
		$91,940,121
Computer Software - Systems – 3.2%
Amadeus IT Group S.A.	1,055,585	$80,440,551
Constellation Software, Inc.	49,060	42,481,401
EPAM Systems, Inc. (a)	400,536	69,128,508
Hitachi Ltd.	2,119,300	71,405,855
		$263,456,315
Conglomerates – 0.4%
Melrose Industries PLC	16,457,767	$34,022,431
Construction – 1.9%
Techtronic Industries Co. Ltd.	12,345,000	$78,493,197
Toto Ltd.	2,102,800	78,232,092
		$156,725,289
Consumer Products – 3.5%
Kao Corp.	1,100,700	$85,581,250
L'Oréal	362,180	97,268,090
Reckitt Benckiser Group PLC	1,272,728	102,142,238
		$284,991,578

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.5%
51job, Inc., ADR (a)	580,274	$40,822,276
Containers – 1.0%
Brambles Ltd.	10,005,433	$83,757,456
Electrical Equipment – 3.0%
Legrand S.A.	1,290,945	$86,732,652
Schneider Electric S.A.	2,077,547	163,865,790
		$250,598,442
Electronics – 2.6%
Kyocera Corp.	451,800	$27,531,811
Mellanox Technologies Ltd. (a)	455,312	49,984,151
Samsung Electronics Co. Ltd.	951,338	33,770,063
Silicon Motion Technology Corp., ADR	557,163	21,233,482
Taiwan Semiconductor Manufacturing Co. Ltd.	11,473,326	84,981,763
		$217,501,270
Energy - Independent – 1.5%
Cairn Energy PLC (a)	18,820,356	$37,496,975
Caltex Australia Ltd.	2,621,686	47,867,118
Oil Search Ltd.	7,873,205	38,382,449
		$123,746,542
Energy - Integrated – 3.5%
BP PLC	19,709,387	$133,671,063
Eni S.p.A.	5,094,430	76,854,340
Galp Energia SGPS S.A., “B”	5,138,944	77,165,871
		$287,691,274
Food & Beverages – 4.4%
Danone S.A.	1,180,103	$94,130,332
Nestle S.A.	2,726,971	270,835,787
		$364,966,119
Food & Drug Stores – 0.4%
Sundrug Co. Ltd.	1,186,900	$29,813,517
Gaming & Lodging – 0.4%
Flutter Entertainment PLC	428,999	$30,567,103
Insurance – 6.0%
AIA Group Ltd.	16,616,600	$155,670,716
Aon PLC	715,827	128,898,968
Hiscox Ltd.	3,653,111	75,557,750
Swiss Re Ltd.	555,702	52,637,467
Zurich Insurance Group AG	263,838	85,485,235
		$498,250,136
Internet – 1.0%
NAVER Corp.	500,595	$46,743,011
Scout24 AG	728,869	36,201,820
		$82,944,831
Machinery & Tools – 4.9%
Daikin Industries Ltd.	1,012,900	$122,715,806
GEA Group AG	2,266,219	61,885,130
Kubota Corp.	6,402,300	97,208,611

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Ritchie Bros. Auctioneers, Inc.	1,286,493	$42,927,518
Schindler Holding AG	370,962	78,006,398
		$402,743,463
Major Banks – 4.3%
Barclays PLC	22,213,422	$41,939,618
BNP Paribas (l)	2,283,719	104,087,602
Mitsubishi UFJ Financial Group, Inc.	19,795,800	91,337,357
UBS AG	9,883,017	113,696,468
		$351,061,045
Medical & Health Technology & Services – 0.6%
Sonic Healthcare Ltd.	2,653,991	$48,078,465
Medical Equipment – 2.8%
EssilorLuxottica	1,033,493	$118,540,001
Terumo Corp.	3,878,900	109,650,743
		$228,190,744
Metals & Mining – 1.2%
Rio Tinto Ltd.	1,710,385	$98,260,465
Natural Gas - Distribution – 0.6%
China Resources Gas Group Ltd.	9,768,000	$46,786,920
Natural Gas - Pipeline – 1.1%
APA Group	6,721,356	$47,182,894
Enbridge, Inc.	1,289,307	47,466,644
		$94,649,538
Network & Telecom – 0.5%
LM Ericsson Telephone Co., “B”	4,519,427	$43,582,095
Other Banks & Diversified Financials – 6.7%
Aeon Financial Service Co. Ltd.	4,829,500	$77,066,487
AIB Group PLC	18,891,497	77,121,885
HDFC Bank Ltd.	2,211,988	77,057,701
Intesa Sanpaolo S.p.A.	44,583,617	91,335,314
Julius Baer Group Ltd.	2,014,265	79,580,523
KBC Groep N.V.	1,301,349	85,570,782
Mastercard, Inc., “A”	244,714	61,543,124
		$549,275,816
Pharmaceuticals – 6.9%
Bayer AG	1,650,808	$97,410,646
Novo Nordisk A.S., “B”	3,043,035	143,426,994
Roche Holding AG	843,578	221,372,803
Santen Pharmaceutical Co. Ltd.	7,487,300	107,208,973
		$569,419,416
Printing & Publishing – 1.3%
RELX Group PLC	4,798,362	$111,534,981
Real Estate – 2.7%
Grand City Properties S.A.	4,267,761	$109,657,765
LEG Immobilien AG	924,968	110,462,756
		$220,120,521

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.5%
Yum China Holdings, Inc.	1,138,887	$45,566,869
Specialty Chemicals – 8.0%
Akzo Nobel N.V.	1,333,188	$112,299,799
Croda International PLC	1,626,449	104,384,271
Kansai Paint Co. Ltd.	2,019,700	38,022,329
Linde PLC	1,051,263	190,608,104
Nitto Denko Corp.	819,700	35,763,294
Sika AG	579,527	86,021,987
Symrise AG	1,013,461	94,945,276
		$662,045,060
Specialty Stores – 0.7%
Dufry AG	272,526	$22,299,360
Just Eat PLC (a)	5,071,036	38,472,405
		$60,771,765
Telecommunications - Wireless – 3.5%
Advanced Info Service Public Co. Ltd.	8,548,200	$52,130,582
KDDI Corp.	4,286,300	110,093,734
SoftBank Corp.	1,040,200	97,600,975
Tele2 AB, “B”	2,259,117	31,155,040
		$290,980,331
Telephone Services – 0.6%
Hellenic Telecommunications Organization S.A. (a)	3,383,770	$46,307,185
Tobacco – 2.1%
British American Tobacco PLC	3,075,179	$106,751,364
Japan Tobacco, Inc.	2,752,700	63,134,637
		$169,886,001
Trucking – 0.4%
Yamato Holdings Co. Ltd.	1,813,300	$36,611,988
Utilities - Electric Power – 2.4%
CLP Holdings Ltd.	6,367,500	$72,003,989
Iberdrola S.A.	10,320,821	96,009,261
Orsted A/S	421,499	33,595,325
		$201,608,575
Total Common Stocks		$8,095,772,060
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 2.46% (v)	93,073,928	$93,073,928
Collateral for Securities Loaned – 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.37% (j)	95,040,580	$95,040,580

Other Assets, Less Liabilities – (0.4)%		(30,151,390)
Net Assets – 100.0%		$8,253,735,178
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $93,073,928 and $8,190,812,640, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$29,813,517	$1,479,895,082	$—	$1,509,708,599
Switzerland	—	1,078,426,637	—	1,078,426,637
France	360,856,995	548,555,031	—	909,412,026
United Kingdom	219,639,605	664,593,956	—	884,233,561
Germany	550,045,749	61,885,130	—	611,930,879
United States	610,444,420	—	—	610,444,420
Hong Kong	72,003,989	301,030,329	—	373,034,318
Australia	—	265,268,382	—	265,268,382
Spain	—	207,715,136	—	207,715,136
Other Countries	802,323,950	843,274,152	—	1,645,598,102
Mutual Funds	188,114,508	—	—	188,114,508
Total	$2,833,242,733	$5,450,643,835	$—	$8,283,886,568
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At May 31, 2019, the value of securities loaned was $90,965,821. These loans were collateralized by cash of $95,040,580 and U.S. Treasury Obligations (held by the lending agent) of $1,297,182.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$78,815,546	$1,366,677,014	$1,352,440,203	$22,939	$(1,368)	$93,073,928
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,793,146	$—

(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2019, are as follows:
Japan	18.3%
Switzerland	13.1%
France	11.0%
United Kingdom	10.7%
United States	9.2%
Germany	7.4%
Hong Kong	4.5%
Australia	3.2%
Spain	2.5%
Other Countries	20.1%